Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Profit before tax	$ 2,079	$ 12,776	$ 7,741	[1]
Deduct share of result of associates and joint ventures	156	152	153
Profit before tax and before share of result of associates and joint ventures	1,924	12,624	7,588
Adjustments on taxable basis
Government incentives	(428)	(709)	(742)
Non-deductible/(non-taxable) marked to market on derivatives	2,219	(1,776)	3,496
Non-deductible impairment of goodwill	2,500
Other expenses not deductible for tax purposes	1,512	1,223	1,796
Other non-taxable income	(250)	(282)	(158)
Gross adjustments on taxable basis	$ 7,477	$ 11,080	$ 11,980
Aggregate weighted nominal tax rate	27.70%	26.20%	26.50%
Tax at aggregated weighted nominal tax rate	$ (2,069)	$ (2,901)	$ (3,172)
Adjustments on tax expense
Utilization of tax losses not previously recognized	13	13	120
Recognition of deferred taxes on previous years' tax losses	48	27	46
Write-down of deferred tax assets on losses and current year losses for which no deferred tax asset is recognized	(386)	(137)	(125)
(Underprovided)/overprovided in prior years	119	58	101
Deductions from interest on equity	431	666	471
Deductions from goodwill	16	20	17
Other tax deductions	218	259	400
US Tax reform (change in tax rate and other)			116
Change in tax rate	61	(95)	144
Withholding taxes	(423)	(505)	(403)
Other tax adjustments	39	(191)	(300)
Income tax expense	$ (1,932)	$ (2,786)	$ (2,585)	[1]
Effective tax rate	100.40%	22.10%	34.10%

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.